PREPAIDS AND DEPOSITS	3 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
PREPAIDS AND DEPOSITS
6.	PREPAIDS AND DEPOSITS

As at	March 31, 2025	December 31, 2024
Insurance	$222,601	$370,609
Prepaid other	184,244	112,439
Deposits	772,461	241,465
	$1,179,306	$724,513